Related Party Transactions and Party-In-Interest Transactions (Details) - EBP 005 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 15,592,708	$ 13,396,586
Notes receivable from participants	92,265	98,830
Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust purchases	14,553
Master trust sales	57,257
Total investments	$ 381,355	$ 437,971